American Funds Developing World Growth and Income FundSM Summary prospectus January 1, 2017

Class	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
	DWGAX	DWGBX	DWGCX	DWGFX	DWGHX	FDWGX	CDWAX	CDWBX	CDWCX	CDWEX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CDWFX	RDWAX	RDWBX	RDEGX	RDWCX	RDWEX	RDWHX	RDWFX	RDWGX

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 63 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	B and 529-B	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2017, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	B	C	F-1	F-2	F-3	529-A
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	none	0.25
Other expenses	0.33[2]	0.35[2]	0.37[2]	0.28[2]	0.27[2]	0.16[3]	0.43[2]
Total annual fund operating expenses	1.39	2.11	2.13	1.29	1.03	0.92	1.44

Share class:	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	1.00[2]	1.00	0.50	0.00	1.00	0.75	0.60[2]
Other expenses	0.48[2]	0.44[2]	0.29[2]	0.42[2]	0.29[2]	0.51[2]	0.52[2]
Total annual fund operating expenses	2.24	2.20	1.55	1.18	2.05	2.02	1.88
Expense reimbursement	—	—	—	—	—	—	0.10[4]
Total annual fund operating expenses after expense reimbursement	2.24	2.20	1.55	1.18	2.05	2.02	1.78

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.32[2]	0.28[2]	0.38[2]	0.22[2]	0.16[2]
Total annual fund operating expenses	1.58	1.29	1.14	0.98	0.92

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

1     American Funds Developing World Growth and Income Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 708	$ 714	$ 316	$ 131	$ 105	$ 94	$ 713	$ 727	$ 323	$ 158	$ 120	$ 208	$ 205	$ 181
3 years	990	1,061	667	409	328	293	1,004	1,100	688	490	375	643	634	581
5 years	1,292	1,334	1,144	708	569	509	1,317	1,400	1,180	845	649	1,103	1,088	1,007
10 years	2,148	2,258	2,462	1,556	1,259	1,131	2,200	2,373	2,534	1,845	1,432	2,379	2,348	2,193

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	B	C	529-B	529-C
1 year	$ 161	$ 131	$ 116	$ 100	$ 94		1 year	$ 214	$ 216	$ 227	$ 223
3 years	499	409	362	312	293		3 years	661	667	700	688
5 years	860	708	628	542	509		5 years	1,134	1,144	1,200	1,180
10 years	1,878	1,556	1,386	1,201	1,131		10 years	2,258	2,462	2,373	2,534

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended November 30, 2015, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

American Funds Developing World Growth and Income Fund / Summary prospectus     2

Principal investment strategies Under normal market conditions, the fund will invest at least 80% of its assets in securities that are (1) issued by companies in developing countries; (2) principally traded in the securities markets of developing countries; (3) denominated in developing country currencies; or (4) issued by companies deemed to be suitable for investment by the fund because they have significant economic exposure to developing countries. In determining whether a country is a developing country, the fund’s investment adviser will consider, among other things, whether the country is generally considered to be a developing country by the international financial community, the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of the country’s gross domestic product, and the overall regulatory environment of the country, including the presence of government regulation limiting or banning foreign ownership and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. For example, the investment adviser currently expects that most countries included in any one of the Morgan Stanley Capital Index (MSCI) emerging markets indices will be treated as developing countries.

The fund may invest in securities of any company, regardless of where it is domiciled, if the fund’s investment adviser determines that the company has significant economic exposure to a developing country. An issuer will be deemed to have significant economic exposure to a developing country if at least 50% of its assets are located in a developing country or at least 50% of its total revenues or profits are derived, or, in the opinion of the investment adviser, are expected to be derived, from goods or services produced or sold in a developing country.

The fund is designed for investors seeking both capital appreciation and income. As a general matter, the fund may invest in a broad range of securities, including both growth- and income-oriented stocks and debt securities. In pursuing its objective, however, the fund focuses on stocks of companies with strong earnings that pay dividends. The investment adviser believes that these stocks will be more resistant to market declines than stocks of companies that do not pay dividends.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

3     American Funds Developing World Growth and Income Fund / Summary prospectus

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less

American Funds Developing World Growth and Income Fund / Summary prospectus     4

certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Emerging Markets Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     American Funds Developing World Growth and Income Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	2/3/2014	–22.25%	–10.02%
— After taxes on distributions		–22.39	–10.17
— After taxes on distributions and sale of fund shares		–12.06	–7.30

Share classes (before taxes)	Inception date	1 year	Lifetime
B	2/3/2014	–22.14%	–9.70%
C	2/3/2014	–18.96	–7.81
F-1	2/3/2014	–17.51	–7.14
F-2	2/3/2014	–17.35	–6.92
529-A	2/3/2014	–22.19	–10.01
529-B	2/3/2014	–22.19	–9.78
529-C	2/3/2014	–19.09	–7.91
529-E	2/3/2014	–17.77	–7.39
529-F-1	2/3/2014	–17.38	–7.01
R-1	2/3/2014	–18.11	–7.78
R-2	2/3/2014	–18.25	–7.86
R-2E	8/29/2014	–17.45	–20.09
R-3	2/3/2014	–17.74	–7.38
R-4	2/3/2014	–17.46	–7.10
R-5	2/3/2014	–17.29	–6.88
R-6	2/3/2014	–17.25	–6.83

Indexes	1 year	Lifetime (from Class A inception)
MSCI Emerging Markets Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–14.92%	–5.42%
Lipper Emerging Markets Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–14.50	–4.79
Class A annualized 30-day yield at May 31, 2016: 1.94% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Developing World Growth and Income Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Shaw B. Wagener Vice Chairman of the Board and President	3 years	Partner – Capital International Investors
Noriko H. Chen Senior Vice President	3 years	Partner – Capital International Investors
F. Chapman Taylor Senior Vice President	3 years	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-100-0117P Litho in USA CGD/DFS/10303 Investment Company File No. 811-22881

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Summary Prospectus Amendment January 1, 2017

For the following funds with summary prospectuses dated January 12, 2016–July 1, 2016 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond FundSM

American Funds Inflation Linked Bond Fund®

American Funds Strategic Bond FundSM

The Bond Fund of America®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Investment Company of America®

New Economy Fund®

Washington Mutual Investors FundSM

1.	The legend on the cover page of the summary prospectus for each of the funds listed above is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2017, are incorporated by reference into this summary prospectus.

2.	With respect to The Bond Fund of America, the table under the heading “Portfolio managers” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board and President	28 years	Partner — Capital Fixed Income Investors
Andrew F. Barth Senior Vice President	7 years	Partner — Capital Fixed Income Investors
David J. Betanzos Senior Vice President	1 year	Partner — Capital Fixed Income Investors
David A. Hoag Senior Vice President	8 years	Partner — Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	1 year	Partner — Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	7 years	Partner — Capital Fixed Income Investors
Pramod Atluri Vice President	1 year	Vice President — Capital Fixed Income Investors

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the column captioned “R-5E” in the “Annual fund operating expenses” table with the corresponding column set forth under such fund’s name below and (ii) replacing the column captioned “R-5E” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth under such fund’s name below. Expense information for all other share classes remains unchanged. Except as indicated below, footnotes in the summary prospectus remain unchanged.

American Balanced Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.23%
Distribution and/or service (12b-1) fees	none
Other expenses	0.30[3]
Total annual fund operating expenses	0.53

 3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 54
3 years	170
5 years	296
10 years	665

Fundamental Investors
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.28[3]
Total annual fund operating expenses	0.53

3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 54
3 years	170
5 years	296

10 years	665

The Investment Company of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.24%
Distribution and/or service (12b-1) fees	none
Other expenses	0.32[3]
Total annual fund operating expenses	0.56

3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 57
3 years	179
5 years	313
10 years	701

4.	The “Fees and expenses of the fund” section of the summary prospectus for The Bond Fund of America is amended by replacing the columns captioned “R-2E” and “R-5E” in the “Annual fund operating expenses” table and in the cumulative estimated expense example table under the heading “Example” with the corresponding columns set forth below. Expense information for all other share classes remains unchanged. Except as indicated below, footnotes in the summary prospectus remain unchanged.

The Bond Fund of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	R-2E	R-5E
Management fees	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.60	none
Other expenses	0.26[3]	0.27[3]
Total annual fund operating expenses	1.05	0.46

3 Restated to reflect current fees.

Example

Share classes	R-2E	R-5E
1 year	$ 107	$ 47
3 years	334	148
5 years	579	258
10 years	1,283	579

5.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Developing World Growth and Income Fund is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the updated tables set forth below. Except as indicated below, footnotes in the summary prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	none	0.25	1.00[2]	1.00	0.50
Other expenses	0.33[2]	0.35[2]	0.37[2]	0.28[2]	0.27[2]	0.16[3]	0.43[2]	0.48[2]	0.44[2]	0.29[2]
Total annual fund operating expenses	1.39	2.11	2.13	1.29	1.03	0.92	1.44	2.24	2.20	1.55

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6

Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.42[2]	0.29[2]	0.51[2]	0.52[2]	0.32[2]	0.28[2]	0.38[2]	0.22[2]	0.16[2]
Total annual fund operating expenses	1.18	2.05	2.02	1.88	1.58	1.29	1.14	0.98	0.92
Expense reimbursement	—	—	—	0.10[4]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursements	1.18	2.05	2.02	1.78	1.58	1.29	1.14	0.98	0.92

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3

Example

Share classes	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 708	$ 714	$ 316	$ 131	$ 105	$ 94	$ 713	$ 727	$ 323	$ 158	$ 120	$ 208	$ 205	$ 181
3 years	990	1,061	667	409	328	293	1,004	1,100	688	490	375	643	634	581
5 years	1,292	1,334	1,144	708	569	509	1,317	1,400	1,180	845	649	1,103	1,088	1,007
10 years	2,148	2,258	2,462	1,556	1,259	1,131	2,200	2,373	2,534	1,845	1,432	2,379	2,348	2,193

Share classes	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share classes	B	C	529-B	529-C
1 year	$ 161	$ 131	$ 116	$ 100	$ 94		1 year	$ 214	$ 216	$ 227	$ 223
3 years	499	409	362	312	293		3 years	661	667	700	688
5 years	860	708	628	542	509		5 years	1,134	1,144	1,200	1,180
10 years	1,878	1,556	1,386	1,201	1,131		10 years	2,258	2,462	2,373	2,534

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

Lit. No. MFGEBS-199-0117P

Litho in USA CGD/CG/10039-S57102 [Printed with Soy Ink Logo] [Recycled Logo] Printed on paper containing 10% post-consumer waste. 00171084